SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jul. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption	13,253,962	13,221,769		13,068,649	13,198,309	13,220,779	13,350,958
Cash		$ 712,062	$ 241,416	$ 624,830		$ 382,161		$ 0
Transaction costs	$ 3,187,305		3,183,227
Transaction costs		312,370
Transaction costs allocable to warrant liabilities		4,078	4,078
Unrecognized tax benefits		0	0	0
Accrued interest and penalties		$ 0	$ 0	$ 0
Aggregate shares in calculation of diluted income (loss) per share,			17,910,000	17,910,000